Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Capital and Reserves
Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan
Continuity	Cannon Point options [1]	warrants [2]	Total
Balance January 1, 2021	211,500	17,713,265	17,924,765
Exercised	(117,500)	(14,318,452)	(14,435,952)
Expired	–	(3,394,813)	(3,394,813)
Balance December 31, 2021	94,000	–	94,000
Expired	(56,400)	–	(56,400)
Balance December 31, 2022	37,600	–	37,600
	Cannon Point options	Total
December 31, 2022
Exercise price	$0.29	$0.29
Remaining life in years	1.94	1.94
December 31, 2021
Exercise price	$0.36	$0.36
Remaining life in years	1.74	1.74

Summary of Options Outstanding
Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance January 1, 2021	28,481,500	1.20
Exercised	(5,084,000)	0.51
Expired	(2,572,000)	0.61
Balance December 31, 2021	20,825,500	1.45
Expired	(4,386,000)	1.75
Granted [1]	11,254,000	0.41
Balance December 31, 2022	27,693,500	0.98

Schedule of Options Outstanding and Exercisable
	December 31, 2022			December 31, 2021
Exercise prices ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.41	11,254,000	5,627,000	4.63	–	–	–
0.76	3,300,000	3,300,000	0.61	3,300,000	3,300,000	1.61
0.99	6,368,500	6,368,500	1.74	6,368,500	6,368,500	2.74
1.75	–	–	–	4,386,000	4,386,000	0.57
2.01	6,696,000	6,696,000	2.55	6,696,000	6,696,000	3.55
2.34	75,000	75,000	0.58	75,000	75,000	1.58
Total	27,693,500	22,066,500		20,825,500	20,825,500

Schedule of Restricted Share Units Outstanding
Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance January 1, 2021	458,129	0.69
Granted	19,582	0.60
Balance December 31, 2021	477,711	0.69
Granted	61,575	0.39
Balance December 31, 2022	539,286	0.65

Schedule of Foreign Currency Translation Reserve
Continuity
Balance January 1, 2021	$29,661
Loss on translation of foreign subsidiaries	(903)
Balance December 31, 2021	28,758
Gain on translation of foreign subsidiaries	9,299
Balance December 31, 2022	$38,057